UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX REPORT

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08824
Integrity Fund of Funds, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	December 31, 2010
Date of reporting period:	July 1, 2010 through June 30, 2011

===========================Integrity Fund of Funds===========================

DAVIS NEW YORK VENTURE FUND, INC.

Ticker:	239080104	Security ID:	239080104
Meeting Date:	Nov. 18, 2010	Meeting Type:	Special
Record Date:	Sep 02, 2010

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Nominee: MARC BLUM	For	For	Management
1.2	Elect Nominee: JOHN GATES	For	For	Management
1.3	Elect Nominee: THOMAS GAYNER	For	For	Management
1.4	Elect Nominee: G. BERNARD HAMILTON	For	For	Management
1.5	Elect Nominee: SAMUEL IAPALUCCI	For	For	Management
1.6	Elect Nominee:ROBERT MORGENTHAU	For	For	Management
1.7	Elect Nominee: CHRISTIAN SONNE	For	For	Management
1.8	Elect Nominee: MARSHA WILLIAMS	For	For	Management
1.9	Elect Nominee: ANDREW DAVIS	For	For	Management
1.10	Elect Nominee: CHRISTOPHER DAVIS	For	For	Management

=============================END N-PX REPORT===========================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

(Registrant)

By:	/s/Shannon D. Radke
Shannon D. Radke
President, Integrity Fund of Funds, Inc.

Date: August 22, 2011